Discontinued Operations and Assets Held for Sale	12 Months Ended
Dec. 31, 2013
Acquisitions and Dispositions [Abstract]
Discontinued Operations and Assets Held for Sale
Discontinued Operations and Assets Held for Sale
During the three months ended March 31, 2014, the Company transferred its interests in 33 wholly-owned Non-Core Properties to the pre-IPO owners and transferred an additional wholly-owned Non-Core Property to the lender in satisfaction of the property’s mortgage balance.  The Combined Consolidated Statements of Operations are being retrospectively recast to reflect the disposition of these Non-Core Properties as discontinued operations.   Certain other footnotes have also been updated to reflect the inclusion of these Non-Core Properties as discontinued operations.

The Company reports as discontinued operations real estate assets that are held for sale as of the end of the current period and real estate assets that were sold during the period. The operating results and gain on disposition of the real estate properties are included in a separate component of income on the Consolidated Statements of Operations under Discontinued operations. This has resulted in certain reclassifications for the years ended December 31, 2013 and 2012, the period from June 28, 2011 to December 31, 2011 and the period from January 1, 2011 to June 27, 2011.

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period from June 28, 2011 to December 31, 2011	Period from January 1, 2011 to June 27, 2011
Discontinued operations:
Revenues	$35,243	$50,609	$26,551	$26,593
Operating expenses	(27,429)	(42,132)	(26,095)	(22,068)
Other expense, net	(4,310)	(10,915)	(6,218)	(2,506)
Income (loss) from discontinued operating properties	3,504	(2,438)	(5,762)	2,019
Gain on disposition of operating properties	3,392	5,369	—	—
Impairment on real estate held for sale	(45,122)	(13,599)	—	(8,608)
Loss from discontinued operations	$(38,226)	$(10,668)	$(5,762)	$(6,589)

As of December 31, 2013, the Company had one shopping center classified as held for sale and is presented in Other assets within the Consolidated Balance Sheets. The shopping center had a carrying value of approximately $5.5 million as of December 31, 2013.

As of December 31, 2012, the Company had one shopping center classified as held for sale which is presented in Other assets within the Consolidated Balance Sheets. The shopping center had a carrying value of approximately $1.6 million as of December 31, 2012.

During the three months ended March 31, 2014, the Company disposed of 33 wholly-owned Non-Core Properties (See Note 1).

During the year ended December 31, 2013, the Company disposed of 18 shopping centers for aggregate proceeds of $54.6 million.

During the year ended December 31, 2012, the Company disposed of 19 shopping centers, one land parcel and two buildings for aggregate proceeds of $50.6 million.

In connection with the real estate classified as held for sale and the disposition of the shopping centers during the years ended December 31, 2013 and 2012, the period from June 28, 2011 to December 31, 2011 and the period from January 1, 2011 to June 27, 2011, the Company recognized provisions for impairment of $45.1 million, $13.6 million, $0 and $8.6 million, respectively. For purposes of measuring this provision, fair value was determined based upon contracts with buyers and then adjusted to reflect associated disposition costs.